Relationship With NTELOS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Relationship With NTELOS [Abstract]
Transition services agreement, net expense	$ 1.5	$ 0.4